Right-of-Use Asset (Details) - Schedule of Right-of-Use Asset - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
At June 30, 2022
Opening balance	R$ 161,231	R$ 117,954
New contracts	115,035	78,132
Adjustments	14,833
Write-off	(343)
(-) Depreciation	(58,046)	(34,099)
Exchange rate variation	1,126	(756)
Total cost	400,194	269,543
Cumulative depreciation	(166,358)	(108,312)
Ending balance, net	233,836	161,231
Land – Farms [Member]
At June 30, 2022
Opening balance	156,661	113,743
New contracts	103,912	75,068
Adjustments	14,827
Write-off	(176)
(-) Depreciation	(53,661)	(31,413)
Exchange rate variation	1,051	(737)
Total cost	375,133	255,519
Cumulative depreciation	(152,519)	(98,858)
Ending balance, net	R$ 222,614	156,661
Annual depreciation rates (weighted average) - %	10.00%
Buildings and improvements [Member]
At June 30, 2022
Opening balance	R$ 951	1,100
New contracts	591	371
(-) Depreciation	(533)	(512)
Exchange rate variation	37	(8)
Total cost	3,462	2,834
Cumulative depreciation	(2,416)	(1,883)
Ending balance, net	R$ 1,046	951
Annual depreciation rates (weighted average) - %	3.00%
Vehicles and Agricultural Machinery [Member]
At June 30, 2022
Opening balance	R$ 3,619	3,111
New contracts	10,532	2,693
Adjustments	6
Write-off	(167)
(-) Depreciation	(3,852)	(2,174)
Exchange rate variation	38	(11)
Total cost	21,599	11,190
Cumulative depreciation	(11,423)	(7,571)
Ending balance, net	R$ 10,176	R$ 3,619
Annual depreciation rates (weighted average) - %	7.00%